Net Loss per Share (Q2) (Details) - USD ($)	2 Months Ended	3 Months Ended				4 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Numerator: [Abstract]
Net loss	$ (161,533,182)	$ (161,506,000)	$ (2,780,082)	$ (745,000)	$ (1,655,302)	$ (4,412,858)	$ (403,212)	$ (164,286,000)	$ (3,626,157)	$ (2,400,000)	$ (2,950,819)	$ (1,743,258)
Less: Preferred Stock Dividends		(27,000)		0				(27,000)		0
Net loss attributable to Common Stockholders		$ (161,533,000)		$ (745,000)		$ (4,477,698)	$ (403,212)	$ (164,313,000)		$ (2,400,000)	$ (2,971,099)	$ (1,743,258)
Denominator: [Abstract]
Weighted average shares used in computing net loss per share attributable to Common Stockholders, basic and diluted (in shares)		30,638,048		11,497,128				21,202,188		11,497,128
Net loss per share attributable to Common Stockholders, basic and diluted (in dollars per share)		$ (5.27)		$ (0.06)		$ (1.49)	$ (0.13)	$ (7.75)		$ (0.21)	$ (0.98)	$ (0.58)